Disclosure of detailed information about contractual maturities of financial liabilities (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Accounts payable and accrued liabilities	$ 1,277,642	$ 1,166,023
Within 1 year [Member]
Statements Line Items
Accounts payable and accrued liabilities	$ 1,277,642